UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Report Pursuant to Section 15G of The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the quarterly reporting period July 1, 2022 to September 30, 2022
Date of Report (Date of earliest event reported)
November 15, 2022

Consumer Loan Underlying Bond (CLUB) Depositor LLC
(Exact name of securitizer as specified in its charter)
Commission File Number of securitizer: 025-03485
Central Index Key Number of securitizer: 0001715900

Brandon Pace
Chief Administrative Officer and Corporate Secretary of LendingClub Corporation
(415) 632-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	_________________________________________________
_________________________________________________ (Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	_________________________________________________
Central Index Key Number of underwriter (if applicable):	_________________________________________________

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), the securitizer has indicated by check mark that there is no activity to report for the quarterly reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Any future Form ABS-15G reporting obligations for the asset-backed securities covered by this filing will be filed by LendingClub Corporation as sponsor of the asset-backed securities (Commission File Number 333-218172).

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURE(S)

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CONSUMER LOAN UNDERLYING BOND
(CLUB) DEPOSITOR LLC
(Depositor)

By: LENDINGCLUB CORPORATION, as
Managing Member

Date:	November 15, 2022	By:	/s/ Brandon Pace
Brandon Pace
Chief Administrative Officer and Corporate Secretary
(duly authorized officer)